Share-Based Expenses (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 30, 2011 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 shares ₪ / shares	Dec. 31, 2016 shares ₪ / shares	Dec. 31, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding to purchase ordinary shares				5,531,623	4,780,317	6,668,441	4,540,158
Par value | ₪ / shares					₪ 0.01	₪ 0.01
Exercisable ordinary shares				1,949,459	1,595,666	1,882,267
Options granted		882,250	2,588,651	1,574,150
Total expense recognized as salary expense | $		$ 6,370	$ 4,439	$ 3,091
NIS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | ₪ / shares					₪ 80.15	₪ 42.02
Employees and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding to purchase ordinary shares					4,780,317
Par value | ₪ / shares					₪ 0.01
Exercisable ordinary shares					1,595,666
2011 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	9,262,529
Period of options	10 years
Additional options available for grant					567,684